                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended    June 30, 2004
                                                 -------------


Check here if Amendment                 Amendment Number:
                         ----      ----                           ----------
   This Amendment (Check only one):       is a restatement
                                   ----
                                          adds new holdings entries.
                                   ----

Institutional Investment Manager Filing this Report:

Name:     Atlas Capital Management, L.P.
          -----------------------------
Address:  100 Crescent Court, Suite 880
          -----------------------------
          Dallas, Texas 75201
          -----------------------------

Form 13F File Number:    28-10778
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert H. Alpert
          ---------------------------------------
Title:    President of RHA, Inc., general partner of
          Atlas Capital Management, L.P.
          ---------------------------------------
Phone:    (214) 999-6082
          ---------------------------------------

Signature, Place and Date of Signing:

        /s/ Robert H. Alpert           Dallas, Texas        August 13, 2004
  -------------------------------    ------------------    -------------------
             (Signature)               (City, State)             (Date)

Report Type ( Check only one):

    X      13F HOLDINGS REPORT (Check here if all holdings of this reporting
---------- manager are reported in this report.)


---------- 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


---------- 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                  69
Form 13F Information Table Value Total:            $262,768
                                             (in thousands)





List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                           FORM 13F INFORMATION TABLE


           COLUMN 1:        COLUMN 2:   COLUMN 3:  COLUMN 4:            COLUMN 5:           COLUMN 6 COLUMN 7:        COLUMN 8:
                                                                                                                 VOTING AUTHORITY
                                                  FAIR MARKET  SHARES OR                  INVESTMENT  OTHER
                            TITLE OF     CUSIP       VALUE     PRINCIPAL SH/PRN  PUT/CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
        NAME OF ISSUER        CLASS      NUMBER    (X $1,000)    AMOUNT
ADVANCED DIGITAL
  INFORMATION                  COM      007525108    3,765     388,100     SH       N/A       SOLE       0      388,100    0      0
ALLSTATE CORP                  COM      020002101    3,403      73,100     SH       N/A       SOLE       0       73,100    0      0
AMERICAN SUPERCONDUCTOR
  CORP                         COM      030111108      654      50,000     SH       N/A       SOLE       0       50,000    0      0
AMERISOURCEBERGEN CORP         COM      03073E105    6,175     103,300     SH       N/A       SOLE       0      103,300    0      0
ATLAS AMER INC                 COM      049167109      706      35,000     SH       N/A       SOLE       0       35,000    0      0
BERKLEY W R CORP               COM      084423102    1,875      43,650     SH       N/A       SOLE       0       43,650    0      0
BOK FINL CORP                COM NEW    05561Q201    2,379      60,587     SH       N/A       SOLE       0       60,587    0      0
BRAUN CONSULTING INC           COM      105651103      282     156,700     SH       N/A       SOLE       0      156,700    0      0
BRINKER INTL INC               COM      109641100    4,463     130,800     SH       N/A       SOLE       0      130,800    0      0
BROCADE COMMUNICATIONS
  SYS I                        COM      111621108    1,197     200,100     SH       N/A       SOLE       0      200,100    0      0
CAPITAL ENVIRONMENTAL
  RESOUR                       COM      14008M104    6,838   1,461,167     SH       N/A       SOLE       0    1,461,167    0      0
CAPTIVA SOFTWARE CORP DEL      COM      14073T109    1,657     171,000     SH       N/A       SOLE       0      171,000    0      0
CARDINAL FINL CORP             COM      14149F109      208      22,958     SH       N/A       SOLE       0       22,958    0      0
CHROMAVISION MED SYS INC       COM      17111P104      756     400,000     SH       N/A       SOLE       0      400,000    0      0
DARLING INTL INC               COM      237266101    1,107     263,600     SH       N/A       SOLE       0      263,600    0      0
DIOMED HOLDINGS INC            COM      25454R108      826     255,047     SH       N/A       SOLE       0      255,047    0      0
DOT HILL SYS CORP              COM      25848T109   11,476   1,023,700     SH       N/A       SOLE       0    1,023,700    0      0
DREW INDS INC                COM NEW    26168L205    1,026      25,200     SH       N/A       SOLE       0       25,200    0      0
ENCORE MED CORP                COM      29256E109    1,908     302,900     SH       N/A       SOLE       0      302,900    0      0
ENDEAVOUR INTL CORP            COM      29259G101    2,924   1,000,000     SH       N/A       SOLE       0    1,000,000    0      0
GENITOPE CORP                  COM      37229P507      440      44,600     SH       N/A       SOLE       0       44,600    0      0
HAWAIIAN HOLDINGS INC          COM      419879101    3,468     485,000     SH       N/A       SOLE       0      485,000    0      0
HAYES LEMMERZ INTL INC       COM NEW    420781304    1,711     113,300     SH       N/A       SOLE       0      113,300    0      0
IDT CORP                      CL B      448947309    6,396     349,100     SH       N/A       SOLE       0      349,100    0      0
IMPERIAL SUGAR CO NEW        COM NEW    453096208    4,171     311,485     SH       N/A       SOLE       0      311,485    0      0
INFOCROSSING INC               COM      45664X109    7,318     542,089     SH       N/A       SOLE       0      542,089    0      0
INTRAWARE INC                  COM      46118M103      718     399,000     SH       N/A       SOLE       0      399,000    0      0
LAIDLAW INTL INC               COM      50730R102    2,135     164,700     SH       N/A       SOLE       0      164,700    0      0
LIBERTY MEDIA CORP NEW      COM SER A   530718105    2,885     279,298     SH       N/A       SOLE       0      279,298    0      0
MAGELLAN HEALTH SVCS INC     COM NEW    559079207    4,787     143,100     SH       N/A       SOLE       0      143,100    0      0
MAX RE CAPITAL LTD
  HAMILTON                     SHS      G6052F103    9,188     471,677     SH       N/A       SOLE       0      471,677    0      0
MEDCO HEALTH SOLUTIONS
  INC                          COM      58405U102    8,048     214,600     SH       N/A       SOLE       0      214,600    0      0
MEDIS TECHNOLOGIES LTD         COM      58500P107    2,731     168,364     SH       N/A       SOLE       0      168,364    0      0
MERIDAN RESOURCE CORP          COM      58977Q109    1,543     222,300     SH       N/A       SOLE       0      222,300    0      0
MERISTAR HOSPITALITY
  CORP                         COM      58984Y103    3,160     462,000     SH       N/A       SOLE       0      462,000    0      0

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
MI DEVS INC               CL A SUB VTG  55304X104    3,445     127,600     SH       N/A       SOLE       0      127,600    0      0
MICROMUSE INC                  COM      595094103    1,338     200,000     SH       N/A       SOLE       0      200,000    0      0
MIM CORP                       COM      553044108    3,548     407,800     SH       N/A       SOLE       0      407,800    0      0
MOBILITY ELECTRONICS
  INC                          COM      60741U101    4,203     497,400     SH       N/A       SOLE       0      497,400    0      0
NATIONAL CITY CORP             COM      635405103      220       6,295     SH       N/A       SOLE       0        6,295    0      0
NETFLIX COM INC                COM      64110L106    1,444      40,100     SH       N/A       SOLE       0       40,100    0      0
NEWALLIANCE BANCSHARES
  INC                          COM      650203102    5,901     422,700     SH       N/A       SOLE       0      422,700    0      0
PARAMETRIC TECHNOLOGY
  CORP                         COM      699173100    6,212   1,242,300     SH       N/A       SOLE       0    1,242,300    0      0
PIER 1 IMPORTS INC             COM      720279108    8,428     476,400     SH       N/A       SOLE       0      476,400    0      0
PLAINS EXPL & PRODTN CO        COM      726505100   10,440     568,963     SH       N/A       SOLE       0      568,963    0      0
PRIMUS KNOWLEDGE
  SOLUTIONS I                  COM      74163Q100    1,632     887,105     SH       N/A       SOLE       0      887,105    0      0
PSS WORLD MED INC              COM      69366A100    2,997     267,624     SH       N/A       SOLE       0      267,624    0      0
QUANTUM CORP                COM DSSG    747906204    5,246   1,692,300     SH       N/A       SOLE       0    1,692,300    0      0
QUICKSILVER RESOURCES
  INC                          COM      74837R104    1,952      29,100     SH       N/A       SOLE       0       29,100    0      0
RAYOVAC CORP                   COM      755081106   13,409     477,200     SH       N/A       SOLE       0      477,200    0      0
SALTON INC                     COM      795757103    1,246     232,400     SH       N/A       SOLE       0      232,400    0      0
SAPIENT CORP                   COM      803062108      688     114,500     SH       N/A       SOLE       0      114,500    0      0
SEACHANGE INTL INC             COM      811699107    8,921     528,500     SH       N/A       SOLE       0      528,500    0      0
SEGMENTZ INC                   COM      815801105      828     600,000     SH       N/A       SOLE       0      600,000    0      0
SMURFIT-STONE CONTAINER
  CORP                         COM      832727101    2,013     100,900     SH       N/A       SOLE       0      100,900    0      0
SPANISH BROADCASTING SYS
  INC                          CLA      846425882    3,681     394,500     SH       N/A       SOLE       0      394,500    0      0
STELMAR SHIPPING LTD           COM      V8726M103    1,306      39,400     SH       N/A       SOLE       0       39,400    0      0
SYPRIS SOLUTIONS INC           COM      871655106    2,669     139,100     SH       N/A       SOLE       0      139,100    0      0
TLC VISION CORP                COM      872549100    3,294     283,000     SH       N/A       SOLE       0      283,000    0      0
TAG-IT PAC INC                 COM      873774103    3,794     878,300     SH       N/A       SOLE       0      878,300    0      0
TARRANT APPAREL GROUP          COM      876289109    2,213   1,475,500     SH       N/A       SOLE       0    1,475,500    0      0
TEEKAY SHIPPING MARSHALL
  ISL                          COM      Y8564W103    3,745     100,200     SH       N/A       SOLE       0      100,200    0      0
THERMO ELECTRON CORP           COM      883556102    5,893     191,700     SH       N/A       SOLE       0      191,700    0      0
TRIAD HOSPITALS INC            COM      89579K109   13,291     357,000     SH       N/A       SOLE       0      357,000    0      0
TYCO INTL LTD NEW              COM      902124106    8,958     270,300     SH       N/A       SOLE       0      270,300    0      0
U S I HLDGS                    COM      90333H101    6,538     413,825     SH       N/A       SOLE       0      413,825    0      0
VCAMPUS CORP                 COM NEW    92240C308      899     292,951     SH       N/A       SOLE       0      292,951    0      0
VENTIV HEALTH INC              COM      922793104    5,949     384,300     SH       N/A       SOLE       0      384,300    0      0
WARNACO GROUP INC            COM NEW    934390402    4,103     192,900     SH       N/A       SOLE       0      192,900    0      0